As filed with the Securities and Exchange Commission on December 5, 2007

Registration Nos. 33-48066, 811-6677

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 26	X
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 27	X

(Check appropriate box or boxes)

DRYDEN INDEX SERIES FUND

(Exact name of registrant as specified in charter)

GATEWAY CENTER THREE

100 MULBERRY STREET

NEWARK, NEW JERSEY 07102-4077

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (973) 802-6469

Jonathan D. Shain, Esq.

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102-4077

(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box):

X	immediately upon filing pursuant to paragraph (b)
on (____) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
on (____) pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a)(2)
on (____) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 5th day of December, 2007.

DRYDEN INDEX SERIES FUND

*Judy A. Rice

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
*Linda W. Bynoe	Trustee
*David E. A. Carson	Trustee
*Robert E La Blanc	Trustee
*Robert F. Gunia	Trustee and Vice-President
*Douglas H. McCorkindale	Trustee
*Richard A. Redeker	Trustee
*Judy A. Rice	Trustee and President (Principal Executive Officer)
*Robin B. Smith	Trustee
*Stephen G. Stoneburn	Trustee
*Clay T. Whitehead	Trustee
*Grace C. Torres	Treasurer and Principal Financial and Accounting Officer

*By: /s/ Jonathan D. Shain Jonathan D. Shain	Attorney-in-Fact	December 5, 2007

*By Powers of Attorney dated March 8, 2007 for all Trustees: Previously filed with Post-Effective Amendment No. 15 to the Registration Statement of Dryden Global Total Return Fund, Inc. (File No. 33-63943), filed via EDGAR on March 30, 2007, and incorporated herein by reference.

Dryden Index Series Fund

Post-Effective Amendment No. 26

EXHBIT INDEX

Users of the data in the following exhibits are advised that, pursuant to the rules and regulations governing the voluntary filing of XBRL-tagged disclosure, these exhibits are not the official publicly filed disclosure of Dryden Index Series Fund. The purpose of submitting these XBRL tagged exhibits is to test the related format and technology and, as a result, investors should not rely on this information in making investment decisions.

Exhibit No.	Description

Ex-100.INS	XBRL Instance Document
Ex-100.SCH	XBRL Taxonomy Extension Schema Document
Ex-100.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-100.LAB	XBRL Taxonomy Extension Labels Linkbase